STOCK OPTIONS AND WARRANTS (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
STOCK OPTIONS AND WARRANTS [Abstract]
Exercise price		$ 0.0153
Stock-based compensation expense		$ 387,057
Vesting period		1 year